Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Company’s Principal Subsidiaries

As of December 31, 2024, the Company’s principal subsidiaries are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
Main subsidiaries:
Dongrun Technology	December 5, 2022	British Virgin Islands	100%	Investment holding
LZ Digital	November 30, 2022	Hong Kong	100%	Investment holding
LZ Menhu	January 13, 2023	PRC	100%	Investment holding
Lianzhang Portal	September 10, 2014	PRC	96.85%	Advertising and Technical service
Xiamen Lianzhang Media Co., Ltd (“Xiamen Media”)	October 05, 2014	PRC	96.85%	Advertising promotion service
Lianzhang Media Co., Ltd	January 16, 2018	PRC	96.85%	Advertising promotion service
Xiamen Lianzhanghui Intelligent Technology Co., Ltd	October 31, 2014	PRC	96.85%	Retail sales and sales of devices
Xiamen Infinitism Internet Technology Co., Ltd	August 16, 2021	PRC	96.85%	Retail sales and E-commerce promotion service
Xiamen Finitism Internet Technology Co., Ltd	April 7, 2022	PRC	96.85%	Retail sales and E-commerce promotion service
Lianzhang Digital Technology (Xiamen) Co., Ltd	May 6, 2023	PRC	96.85%	Retail sales and Tourism service
Lianzhang New Community Construction and Development(Jiangsu) Co., Ltd	June 21, 2018	PRC	77.48%	Retail sales and sales of devices